SHAREHOLDERS' EQUITY - Schedule of weighted average assumptions (Details) - Employee stock options	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Grant of share options, restricted shares under plan
Expected volatility	40.00%	40.00%	40.00%
Expected dividend yield	0.00%	0.00%	0.00%
Minimum
Grant of share options, restricted shares under plan
Risk-free interest rate	3.60%	1.35%	0.46%
Expected term (in years)	3 years 3 months 21 days	3 years 3 months 21 days	2 years 6 months
Maximum
Grant of share options, restricted shares under plan
Risk-free interest rate	3.89%	4.13%	1.18%
Expected term (in years)	4 years	3 years 7 months 9 days	6 years 1 month 17 days